Concentrations (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedules of company's revenue
Customer	Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020
A	36.5%	*	%	*	%
B	25.0%	*	%	*	%
C	24.1%	*	%	*	%
E	* %	11.1%		*	%

*	Less than 10%